Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

12. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The operating leases primarily consist of leases of office premises and showrooms. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Company obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2020, using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right-of-use assets and associated lease liabilities of approximately HKD541,625 and HKD541,625, respectively, as of January 1, 2020.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	42,491,805	41,682,405	5,355,364
Current operating lease obligation	3,890,482	4,810,410	618,042
Non-current operating lease obligation	38,601,323	36,871,995	4,737,322
Total operating lease obligation	42,491,805	41,682,405	5,355,364

Operating lease expense for the year ended December 31, 2023, 2024 and 2025 was HKD3,227,182, HKD3,866,322 and HKD7,440,152 (US$955,913), respectively.

The undiscounted future minimum lease payment schedule as follows:

For the years ending December 31,	HKD	US$
2026	7,884,001	1,012,938
2027	8,091,703	1,039,624
2028	8,362,470	1,074,412
2029	7,076,873	909,238
2030 or after	23,271,028	2,989,867
Total lease payments	54,686,075	7,026,079
Less: imputed interest	(13,003,670)	(1,670,715)
Total operating lease liabilities	41,682,405	5,355,364

Other supplemental information about the Company’s operating lease as of:

	As of December 31, 2024	As of December 31, 2025
Weighted average discount rate*	7.71%	7.93%
Weighted average remaining lease term (years)	6.1	6.7
*	The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments as the implicit rate cannot be readily determined.

The right-of-use assets and relevant lease liabilities originated from the rented premises for office premises in Hong Kong and retail shops in the UK.